Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The significant accounting policies followed by the Plan in the preparation of the financial statements are summarized below:
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Plan investments are presented at fair value. Shares of registered investment companies are presented at published market prices which represent the net asset value of shares held by the Plan at the reporting date. Popular, Inc. common stock is presented at the quoted closing market price at the reporting date. The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation (depreciation) in the fair value of its investments which consists of the realized gains or losses and the unrealized appreciation (depreciation) on those investments. Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date and interest is recorded under the accrual basis and credited to each participant’s account, as defined by the Plan Document. Realized gains and losses from security transactions are reported on the average cost basis.
The Plan determines the fair values of its investments based on the fair value framework established in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Subtopic 820-10, “Fair Value Measurements”, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Refer to Note 3 to these financial statements for the fair value disclosures required as of December 31, 2025 and 2024.
Interest Bearing Deposits
Interest Bearing Deposits consist of all demand deposits and balances invested in short-term highly liquid investments available upon demand. Interest Bearing Deposits include revenue sharing dollars accumulated over the past years that the Corporation will use to allocate pro-rata among Plan’s participants on the last day of the Plan Year based on their year end funds account balance. Revenue sharing dollars during the years ended December 31, 2025 and 2024 were $666,142 and $557,156, respectively.
Contributions
Employee and employer matching contributions are recorded on an accrual basis in the period in which the payroll is earned.
Discretionary contributions are recorded in the period in which they are earned by the participant as determined by the Corporation’s Board of Directors.
Rollovers Distributions
Terminated employees or retirees may elect to transfer their savings to other plans qualified by the Puerto Rico Department of the Treasury and are recorded when paid.
Rollovers Contributions
Rollovers Contributions to the Plan consist of monies received by a Participant from another plan qualified under the 2011 PR Code and are recorded when received.
Payment of Benefits
Benefits are recorded when paid.
Refundable Contributions
On an annual basis, the plan completes a non-discrimination test pursuant to IRS regulations. Excess contributions determined as a result of this test, if any, are netted against the participant contributions in the Statement of Changes in Net Assets Available for Benefits. For the years ended December 31, 2025 and 2024, the plan passed the non-discrimination test.